Subsequent events (Details) - Peanuts Holdings LLC - CAD ($) $ in Millions	Jul. 23, 2018	Jun. 30, 2018
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		80.00%
Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid	$ 235.6
Proportion of ownership interest in subsidiary	41.00%
Proportion of voting rights held by non-controlling interests	20.00%
Major business combination | Sony Music Entertainment Japan Inc. (SMEJ)
Disclosure of non-adjusting events after reporting period [line items]
Percentage equity interests sold	49.00%
Proportion of ownership interest in subsidiary	39.00%